Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Receivables from contracts with customers [abstract]
Schedule of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams	The following tables disaggregate the Company's revenue from contracts with customers by geographic market (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023

Switzerland	$232	$222	$525	$397
France	2,538	2,623	5,084	4,961
Italy	2,247	2,161	4,693	4,286
Spain	1,557	1,681	2,968	3,368
Rest of EMEA	4,616	4,097	8,923	7,879
EMEA	$11,190	$10,784	$22,193	$20,891

United States	$2,453	$2,188	$4,901	$4,118
Rest of NORAM	427	299	959	545
NORAM	$2,880	$2,487	$5,860	$4,663

LATAM	$820	$937	$1,602	$1,913

APAC	$918	$846	$1,932	$1,553
Total revenue	$15,808	$15,054	$31,587	$29,020

Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
SOPHiA DDM Platform	$15,300	$14,587	$30,718	$28,336
Workflow equipment and services	508	467	869	684
Total revenue	$15,808	$15,054	$31,587	$29,020